Share Capital (Details)				1 Months Ended				12 Months Ended
	Jun. 01, 2021 USD ($) $ / shares shares	Jun. 22, 2020 USD ($) $ / shares shares	Jan. 07, 2020 USD ($) $ / shares shares	Apr. 28, 2022 $ / shares	Sep. 30, 2021 shares	Sep. 19, 2021	Jul. 19, 2021 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	Sep. 23, 2021 USD ($)	Dec. 28, 2020 ₪ / shares shares	Jul. 26, 2020 shares
Share Capital (Details) [Line Items]
Ordinary shares, description						In the annual shareholders’ meeting held in September 19, 2021, the shareholders approved (i) a capital raise at a per share purchase price of $0.07 for the Company’s Ordinary Shares, NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021) par value and (ii) an adjustment to the conversion price of the Company’s outstanding convertible loans (collectively, the “CLA”) from $0.17 to $0.07 per Ordinary Share, subject to the holders’ agreement to cancel the outstanding related warrants that were issued in connection with the CLA. As a result, on September 23, 2021, the Company entered into agreements with the holders of approximately $3,521,748 in principal amount and accrued interest of CLAs for the conversion of the Company’s indebtedness into an aggregate of 57,291,838 Ordinary Shares. Furthermore therewith, all the warrants that were issued previously in connection with those CLAs were cancelled and no longer have any force or effect. Most of those converted CLA’s were not repaid on time and therefore were in default as of September 23, 2021. Due to such default, the Company presented those CLA’s in their fair value just before the conversion occurred which aggregated to $12,992,708. Such amount was allocated to the Consolidated Statement of Changes in Stockholders’ Equity (Deficit) as of that date. 8. In September 2021, the Company issued an additional 5,428,572 Ordinary Shares to the Jet CU former shareholders, refer to Note 3 for additional information. c. Rights of ordinary shares: Ordinary shares confer upon their holders the rights to elect all of the directors of the Company, to participate and vote in the general meetings of the Company, to receive dividends, if and when declared, subject to the payment in full of all preferential dividends to which the holders of the Preferred Shares (if any) are entitled under the Company’s articles of association and to participate in the distribution of the surplus assets and funds of the Company in the event of liquidation, subject to the liquidation preference of the Preferred Shares (if any). Each ordinary share entitles its holder to one vote on all matters submitted to a vote of the Company’s shareholders. d. Stock option plan: Under the Company’s 2010 option plan, options may be granted to officers, directors, employees, consultants and service providers of the Company. The vesting period of the options is subject for Board approval and can vary from grant to grant. Options vest over a period of zero to three years from date of grant. Any options that are cancelled or forfeited before expiration become available for future grants. The options may be exercised for a period of seven years from grant. On January 7, 2020, the Company’s Board of Directors increased the options pool by additional 15,607,995 options, reached to 18,783,274 options following such increase. On the same date the Company also granted 13,739,570 options to employees and service providers with three (3) years vesting and an exercise price of $0.068 per share. The fair value of those options on their grant date aggregated to $1,097,955. On June 22, 2020, the Company granted 939,164 options to its new active chairman with three (3) years vesting and an exercise price of $0.068 per share. The fair value of those options on their grant date aggregated to $107,683. On June 1, 2021, the Company granted 2,003,436 options to its new Chief Executive Officer with three (3) years vesting and an exercise price of $0.17 per share. The fair value of those options on their grant date aggregated to $403,725. Such exercise price was modified to $0.07 on April 28, 2022. On July 19, 2021, the Company’s Board of Directors increased the options pool by additional 5,000,000 options, reached to 23,783,274 options following such increase, The total number of ordinary shares available for future grants as of December 31, 2021 was 5,460,052. A summary of the Company’s stock option activities and related information for the year ended December 31, 2021, is as follows: Number of options Weighted average exercise price Weighted average remaining contractual life (years) Aggregate intrinsic- value Outstanding as of January 1, 2021 16,319,786 $ 0.12 Granted 2,003,436 0.17 Outstanding as of December 31, 2021 18,323,222 $ 0.12 4.97 $ 342,452 Exercisable as of December 31, 2021 11,332,153 $ 0.08 4.68 $ 233,086 A summary of the Company’s stock option activities and related information for the year ended December 31, 2020, is as follows: Number of options Weighted average exercise price Weighted average remaining contractual life (years) Aggregate intrinsic- value Outstanding as of January 1, 2020 1,814,381 $0.58 Granted 14,678,734 0.07 Options forfeited (173,329) $0.74 Outstanding as of December 31, 2020 16,319,786 $0.12 5.79 $2,581,719 Exercisable as of December 31, 2020 5,913,492 $0.14 5.40 $844,712 The options granted to officers, directors, employees, consultants and service providers of the Company which were outstanding as of December 31, 2021 have been classified into exercise prices as follows: Outstanding Exercisable Exercise price Number of options Weighted average remaining contractual life (years) Number of options Weighted average remaining contractual life (years) (*) 230,425 — 230,425 — $0.03 19,288 2.8 19,288 2.8 0.07 14,678,734 5.0 9.507,559 5.0 0.17 2,003,436 6.4 — — 0.27 809,000 4.0 792,542 4.0 0.34 8,020 1.9 8,020 1.9 0.92 540,501 2.4 540,501 2.4 4.72 1,068 0.2 1,068 0.2 5.05 2,769 0.2 2,769 0.2 $5.73 29,981 1.8 29,981 1.8 18,323,222 11,332,153 (*) Represents an amount lower than $0.01. As of December 31, 2021, the total compensation cost related to options granted to employees, consultants and service providers, not yet recognized, amounted to $770,396 and is expected to be recognized over a weighted average period of 0.92 years. The options granted to officers, directors, employees, consultants and service providers of the Company which were outstanding as of December 31, 2020 have been classified into exercise prices as follows: Outstanding Exercisable Exercise price Number of options Weighted average remaining contractual life (years) Number of options Weighted average remaining contractual life (years) (*) 230,425 — 230,425 — $0.03 19,288 3.8 19,288 3.8 0.07 14,678,734 6.0 4,579,857 6.0 0.27 809,000 5.0 506,917 4.9 0.34 8,020 2.9 8,020 2.9 0.92 540,501 3.4 535,168 3.4 4.72 1,068 1.2 1,068 1.2 5.05 2,769 1.2 2,769 1.2 $5.73 29,981 2.8 29,981 2.8 16,319,786 5,913,492 (*) Represents an amount lower than $0.01. As of December 31, 2020, the total compensation cost related to options granted to employees, consultants and service providers, not yet recognized, amounted to $825,044 and is expected to be recognized over a weighted average period of 1.01 years. e. Stock based compensation were recorded as follows: Year Ended December 31, 2021 2020 2019 Research and Development $147,696 $167,328 $16,295 Sales and Marketing 47,031 48,671 7,209 General and Administrative 263,646 248,774 86,109 $458,373 $464,773 $109,613		The share capital as of December 31, 2021 and 2020 is composed of ordinary shares of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021) par value as follows:	the Company issued 206,250 ordinary shares to few of the Company’s service providers. The Company recorded an expense of $34,045 during the year ended December 31, 2020 in connection with the issuance of those restricted ordinary shares.	the Company issued 325,000 ordinary shares to few of the Company’s service providers. The Company recorded an expense of $25,644 during the year ended December 31, 2019 in connection with the issuance of those restricted ordinary shares.
Ordinary shares, shares authorized								1,200,000,000	1,200,000,000			1,000,000,000
Ordinary shares, par value | (per share)									$ 0.003			₪ 0.01
Exchange rate per share (in Dollars per share) | $ / shares									$ 1
Ordinary share issued								498,578	386,735	576,270			2,000,000
Holders principal amount (in Dollars) | $								$ 1,121,666	$ 4,462,814		$ 3,521,748
Aggregate of ordinary shares (in Dollars) | $											$ 57,291,838
Fair value just before the conversion (in Dollars) | $								$ 12,992,708
Issued additional shares					5,428,572
Stock option additional							5,000,000
Increase shares							23,783,274
Stock option granted	2,003,436
Stock option vesting	3 years
Exercise price (in Dollars per share) | $ / shares								$ 0.08	$ 0.14
Aggregated amount (in Dollars) | $	$ 403,725	$ 107,683	$ 1,097,955
Exercise price (in Dollars per share) | $ / shares	$ 0.17								$ 0.01
Exercise price (in Dollars per share) | $ / shares				$ 0.07				$ 0.01
Future grant shares								5,460,052
Exercise per share price (in Dollars per share) | $ / shares								$ 0.01
Total compensation cost (in Dollars) | $								$ 770,396	$ 825,044
Weighted average period								11 months 1 day	1 year 3 days
Board of Directors [Member]
Share Capital (Details) [Line Items]
Stock option additional			15,607,995
Increase shares			18,783,274
Stock option granted			13,739,570
Stock option vesting			3 years
Exercise price (in Dollars per share) | $ / shares			$ 0.068
Chairman [Member]
Share Capital (Details) [Line Items]
Stock option granted		939,164
Stock option vesting		3 years
Exercise price (in Dollars per share) | $ / shares		$ 0.068
Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Ordinary shares, description									During 2020 the Company issued 2,000,000 ordinary shares in connection with the Jet CU purchase, refer to Note 3 for additional information.